Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31
	2024	2023

Balance in USD	7,169	4,151
Balance in other currencies	1,986	7,715

	9,155	11,866